Provisions for Retirement Benefit Obligations - Change in net provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions for Retirement Benefit Obligations
Provision at beginning of period	€ (1,127)	€ (1,029)	€ (866)
Expense for the period	(209)	(1)	(194)
Actuarial gains or losses recognized in other comprehensive income	(49)	(96)	31
Provision at end of period	€ (1,385)	€ (1,127)	€ (1,029)